Schedule of investments
Delaware Ivy Global Growth Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.68%
Canada − 3.91%
Barrick Gold	335,792	$ 5,940,160
Canadian Natural Resources	383,104	20,565,023
		26,505,183
China − 2.65%
Huazhu Group ADR	207,395	7,901,749
JD.com ADR	156,257	10,034,825
		17,936,574
China/Hong Kong − 2.18%
China Mengniu Dairy	1,939,000	9,674,243
Tencent Holdings	113,100	5,108,151
		14,782,394
Denmark − 1.55%
Genmab †	32,340	10,466,285
		10,466,285
France − 6.06%
Airbus	152,743	14,798,197
BNP Paribas *	185,321	8,810,207
LVMH Moet Hennessy Louis Vuitton	8,692	5,298,578
TotalEnergies *	65,006	3,431,357
Vinci	97,761	8,704,037
		41,042,376
Germany − 5.86%
adidas AG	23,935	4,232,953
Bayer	210,041	12,484,779
Deutsche Telekom	797,139	15,826,765
HelloFresh †	157,910	5,105,113
RWE	54,651	2,009,085
		39,658,695
Hong Kong − 1.31%
Prudential	715,747	8,852,193
		8,852,193
India − 3.43%
ICICI Bank	668,375	5,985,309
Larsen & Toubro	554,726	10,945,605
State Bank of India	1,069,683	6,310,618
		23,241,532
Israel − 1.48%
Check Point Software Technologies †	82,533	10,050,869
		10,050,869
Italy − 2.31%
Ferrari	38,806	7,124,814
UniCredit	896,881	8,520,071
		15,644,885
	Number of shares	Value (US $)
Common Stocks (continued)
Japan − 3.68%
ORIX	967,700	$ 16,232,939
Subaru	489,800	8,705,430
		24,938,369
Republic of Korea − 0.93%
Samsung Electronics	143,767	6,311,398
		6,311,398
Taiwan − 2.35%
Taiwan Semiconductor Manufacturing	994,000	15,912,826
		15,912,826
United Kingdom − 3.18%
AstraZeneca	81,433	10,705,866
Reckitt Benckiser Group	143,702	10,793,085
		21,498,951
United States − 58.80%
Abbott Laboratories	80,509	8,747,303
AGNC Investment	880,730	9,749,681
Alphabet Class A †	6,574	14,326,455
Amazon.com †	115,022	12,216,487
Ambarella †	116,542	7,628,839
Apple	81,732	11,174,399
Aptiv †	104,157	9,277,264
Autodesk †	38,949	6,697,670
Burlington Stores †	29,677	4,042,898
Casey's General Stores	31,951	5,910,296
ConocoPhillips	188,337	16,914,546
Darden Restaurants	118,121	13,361,847
Eli Lilly & Co.	25,565	8,288,940
Ferguson	106,916	11,958,076
First Republic Bank	74,314	10,716,079
Frontier Communications Parent †	386,838	9,106,167
Ingersoll Rand	307,083	12,922,053
Intercontinental Exchange	71,176	6,693,391
Intuit	36,688	14,141,023
Mastercard Class A	44,776	14,125,932
Microsoft	126,392	32,461,257
Monolithic Power Systems	11,235	4,314,689
Morgan Stanley	107,760	8,196,226
NVIDIA	40,019	6,066,480
Procter & Gamble	87,237	12,543,808
Raytheon Technologies	131,738	12,661,339
Regeneron Pharmaceuticals †	27,535	16,276,765
Schneider Electric	74,666	8,834,000
Skechers USA Class A †	295,756	10,522,998
Thermo Fisher Scientific	13,914	7,559,198
T-Mobile US †	49,222	6,622,328
Union Pacific	80,491	17,167,120
UnitedHealth Group	30,733	15,785,391
NQ-IV958 [6/22] 8/22 (2383620)    1

Schedule of investments
Delaware Ivy Global Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
United States (continued)
VeriSign †	62,161	$ 10,401,400
Vertex Pharmaceuticals †	42,153	11,878,294
Zimmer Biomet Holdings	84,515	8,879,146
		398,169,785
Total Common Stocks (cost $620,486,486)		675,012,315

Short-Term Investments – 0.62%
Money Market Mutual Fund – 0.62%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	4,206,262	4,206,262
Total Short-Term Investments (cost $4,206,262)		4,206,262
Total Value of Securities Before Securities Lending Collateral−100.30% (cost $624,692,748)		679,218,577

Securities Lending Collateral – 0.46%
Money Market Mutual Fund − 0.46%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	3,086,139	3,086,139
Total Securities Lending Collateral (cost $3,086,139)		3,086,139
Total Value of Securities−100.76% (cost $627,778,887)		682,304,716
Obligation to Return Securities Lending Collateral — (0.46%)	(3,086,139)
Liabilities Net of Receivables and Other Assets — (0.30%)	(2,065,043)
Net Assets Applicable to 14,423,512 Shares Outstanding — 100.00%	$677,153,534
†	Non-income producing security.
*	Fully or partially on loan.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft

2    NQ-IV958 [6/22] 8/22 (2383620)